STOCK OPTION PLANS AND WARRANTS (Tables)	3 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of options outstanding

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2025	3,545,765	$4.97	4.41	$7,171,982
Granted	–	$–	–	$–
Cancelled & expired	(83)	$–	–	$–
Outstanding, March 31, 2025	3,545,682	$4.93	4.16	$3,851,583
Options exercisable, March 31, 2025	3,545,682	$4.93	4.16	$3,851,583

Schedule of warrants outstanding

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2025	1,003,358	$38.67	2.90	$930,500
Granted	–	$–	–	$–
Exercised	(300,000)	$3.36	–	$–
Cancelled & expired	(328)	$–	–	$–
Outstanding, March 31, 2025	703,030	$54.72	2.96	$260,000